Label	Element	Value
Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Partners Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Partners Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Partners Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and that fund operating expenses are equal to the total annual fund operating expenses after expense reimbursement shown in the table through April 30, 2024, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks superior long-term performance by acquiring equity securities of a limited number of mid-and large- cap U.S. companies that we believe meet our qualitative and quantitative criteria:

•	Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
•	Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
•
Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied for almost 50 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.

We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.
The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non‑U.S. securities, which could include emerging market issuers, and may achieve its exposure to non‑U.S. securities through investing in American depositary receipts (ADRs).
The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.
Investment Selection Risk  ∎  Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Corporate Ownership Risks  ∎  As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.
Stock Market Risk  ∎  Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.
Non-Diversification Risk  ∎  Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Non‑U.S. Investment Risks  ∎  Non‑U.S. investment risks can include political, economic and social changes, non‑U.S. withholding taxes, exchange controls, confiscation, non‑U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.
In addition, non‑U.S. securities are generally denominated and traded in non‑U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non‑U.S. securities may be affected by changes in exchange rates between non‑U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.
Non‑U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.
Large Shareholder Transaction Risk  ∎  Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the Fund’s price declines and you redeem your shares, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk ∎ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445‑9469.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1, 5 and 10 years compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445‑9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	southeasternasset.com/mutual-fund-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Past Fund Performance Total Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter in last 10 years. 4th Quarter of 2020 22.75% Worst Quarter in last 10 years. 1st Quarter of 2020 (28.87)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns at December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Longleaf Partners Fund | Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
One Year	rr_ExpenseExampleYear01	$ 81
Three Years	rr_ExpenseExampleYear03	304
Five Years	rr_ExpenseExampleYear05	545
Ten Years	rr_ExpenseExampleYear10	1,238
One Year	rr_ExpenseExampleNoRedemptionYear01	81
Three Years	rr_ExpenseExampleNoRedemptionYear03	304
Five Years	rr_ExpenseExampleNoRedemptionYear05	545
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,238
2013	rr_AnnualReturn2013	32.12%
2014	rr_AnnualReturn2014	4.92%
2015	rr_AnnualReturn2015	(18.80%)
2016	rr_AnnualReturn2016	20.72%
2017	rr_AnnualReturn2017	15.51%
2018	rr_AnnualReturn2018	(17.98%)
2019	rr_AnnualReturn2019	14.81%
2020	rr_AnnualReturn2020	10.53%
2021	rr_AnnualReturn2021	23.58%
2022	rr_AnnualReturn2022	(23.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter in last 10 years.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter in last 10 years.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.87%)
One Year	rr_AverageAnnualReturnYear01	(23.25%)	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.26%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.48%	[2]
Longleaf Partners Fund | Return After Taxes on Distributions | Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(24.00%)	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	(2.18%)	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	2.44%	[2],[3]
Longleaf Partners Fund | Return After Taxes on Distributions and Sale of Fund Shares | Longleaf Partners Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.18%)	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	(0.39%)	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	3.33%	[2],[3]
Longleaf Partners Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.11%)	[4]
Five Years	rr_AverageAnnualReturnYear05	9.42%	[4]
Ten Years	rr_AverageAnnualReturnYear10	12.56%	[4]

[1]
Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.79% of average net assets per year. This agreement is in effect through at least April 30, 2024 and may not be terminated before that date without Board approval.

[2]	(net of fees and expenses)
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[4]	Comparative Index (no deductions for fees, expenses, or taxes)